SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended
	Feb. 26, 2026	Feb. 25, 2026	Jan. 01, 2026 USD ($) $ / shares shares	Aug. 24, 2025	Aug. 15, 2025	Feb. 26, 2025	Aug. 31, 2025	Dec. 11, 2023 $ / shares
Subsequent Event [Line Items]
Reverse stock split				reverse share split of its Ordinary Shares at a ratio of 1-for-7.	1:7 reverse share split	ADSs from 1 ADS representing 30 Ordinary Shares to 1 ADS representing 90 Ordinary Shares.	1:7 reverse share split
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1 ADS representing 90 Ordinary Shares	1 ADS representing 30 Ordinary Shares
Subsequent Event [Member] | 2024 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued			162,444
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Series A warrants			604,237
Series A warrants percentage			1
American Depository Shares [Member]
Subsequent Event [Line Items]
Share price | $ / shares								$ 21.00
American Depository Shares [Member] | June 2024 Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares sold			223,850
Share price | $ / shares			$ 3.99
Net proceeds from sales | $			$ 866
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member] | 2024 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued			14,620,000